Inx Token Warrant Liability (Details) - Schedule of Warrant Liability Composition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INX Token warrant liability:
Warrants granted to employees, advisors and service providers	$ 1,240	$ 1,580